SHARE CAPITAL - Disclosure of number and weighted average exercise prices of share options (Details)	6 Months Ended	12 Months Ended
	Feb. 28, 2021 Share $ / shares	Aug. 31, 2020 Share $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Number of share options outstanding in share-based payment arrangement at beginning of period | Share	3,182,500	1,554,000
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period | $ / shares	$ 2.20	$ 2.61
Number of share options granted in share-based payment arrangement | Share	1,497,500	1,628,500
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares	$ 6.58	$ 1.81
Number of share options cancelled in share-based payment arrangement | Share	(113,336)
Weighted average exercise price of share options cancelled in share-based payment arrangement | $ / shares	$ 2.28
Number of share options exercised in share-based payment arrangement | Share	(430,680)
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	$ 1.97
Number of share options outstanding in share-based payment arrangement at end of period | Share	4,135,984	3,182,500
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $ / shares	$ 2.20	$ 2.20